Subsequent Events	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Subsequent Events
34.	SUBSEQUENT EVENTS

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Resolution No. 1/219 of the Secretariat of Renewable Resources and Electricity Market was published on March 1, 2019, which, effective as from March 1, 2019, abrogated Resolution No. 19/2017 issued by the former Secretariat of Electric Energy and, among other aspects, established new compensation schemes for guaranteed power availability and generation of Generators, Co-Generators and Self-Generators of the WEM (exempting from this regime the generation of Bi-national Hydroelectric Power Plants and Nuclear Generation, as well as Generators, Co-Generators and Self-Generators of the WEM with generating units with power committed within the framework of centralized contracts aimed at the Supply of the WEM demand). The power charges for the six months of lowest electric demand and for generation approved by Resolution No. 1/2019 are about 20% lower in U.S. dollars than those provided under Resolution No. 19/2017.

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In connection with Fernández Oro Concession, the Secretariat of Energy issued resolutions authorizing the payment to YPF of Definitive Compensations for the first quarter of 2018 and Provisional Compensations for the third quarter of 2018, whose amounts were determined considering as a limit the estimation of the Included Production YPF initially reported. Recently, YPF has administratively challenged these resolutions, understanding that the amount of the Compensations must be determined on the basis of the production actually produced each month in the Concession, without applying any limit.

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On March 21, 2019, the Company’s management informed the Board of Directors of the decision to adhere to the tax revaluation and to the payment plan for lawsuits maintained within the Argentine Tax Court as mentioned in Note 30.j. The quantified effects, as of January 1, 2019, are detailed below.

With respect to the tax revaluation, which expired on March 29, 2019 and to which the Company adhered, in relation to the category of “Mines, quarries, forests and similar goods”, the regulation establishes the payment of a special tax of 10%, which implies a loss of approximately 4,600 and will allow a greater deduction of the depreciation of the revalued assets on income tax (including its annual revaluation for tax deduction purposes) from 2018 fiscal period inclusive, and which it also implies the recognition of a gain of approximately 32,700 as a result of the recognition of the effect of such revaluation on deferred tax.

Additionally, in relation to the dispute with AFIP over the cost deduction for wells abandonment on income tax (see also Note 28.b.4), the Company has decided to adhere to the payment plan for the years 2005-2010, for an amount of approximately 5,500, to be paid on 60 installments, plus a variable interest. The loss due to the recording of the liabilities for all the years not prescribed (including the previous mentioned amount) would amount to approximately 18,800.

The effects resulting from these recently adopted decisions will impact the Company’s financial statements for the first quarter of the year 2019.

As of the date of issuance of these consolidated financial statements, there are no other significant subsequent events that require adjustments or disclosure in the financial statements of the Group as of December 31, 2018, or their description in a note to these consolidated financial statements, which were not already considered in such consolidated financial statements according to IFRS.

The consolidated financial statements as of December 31, 2018, presented for regulatory purposes before the CNV, have been approved by the Board of Director’s meeting and authorized to be issued on March 7, 2019, and will be considered in the shareholders’ meeting. These consolidated financial statements, which comprise those presented before the CNV on March 7, 2019, an update of Note 34 – “Subsequent events” and the inclusion of Note 35 – “Supplemental information on oil and gas producing activities (unaudited)”, have been approved by Management on April 3, 2019.